Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.72	$ 1.68	$ 1.60
Exercise of stock options	32,750	81,500	20,000
Stock Issued During Period, Shares, Other		61,796
Stock Issued During Period, Shares, New Issues	107,662
Purchase of treasury shares	231,132	150,385	650,799